DEBT (Details - Convertible notes) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Principal Outstanding	$ 0	$ 166,650
Convertible notes, net	0	120,925
Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal Outstanding	0	166,650
Unamortized debt discount	0	45,725
Unamortized debt discount	0	(45,725)
Convertible notes, net	$ 0	$ 120,925